Offerings - Offering: 1	Jan. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 989,730,000.00
Amount of Registration Fee	$ 151,527.66
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form N-2 (File No. 333-279023) in accordance with Rules 456(b) and 457(r) under the Securities Act.